Note 8 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
				Number of
				Shares
				Outstanding
	Exercisable	Expiration	Exercise	Under
Issuance Date	for	Date	Price	Warrants

September 2014	Common Shares	September 23, 2019	$0.53	934,313
September 2014	Common Shares	September 30, 2024	$0.53	471,698
October 2014	Common Shares	October 13, 2019	$0.53	237,000
October 2014	Common Shares	October 31, 2019	$0.53	3,750
November 2014	Common Shares	November 12, 2019	$0.53	100,000
February 2015	Common Shares	February 17, 2025	$0.50	605,556
March 2015	Common Shares	March 26, 2025	$0.34	11,628
May 2015	Common Shares	May 12, 2025	$0.53	289,827
May 2015	Common Shares	May 14, 2025	$0.37	25,000
May 2015	Common Shares	May 17, 2020	$0.53	172,675
December 2015	Common Shares	December 16, 2025	$0.70	215,000
				3,066,447